Share-based payments - Board of Directors Incentive Plan (BoDIP) (Details) - BODIP	1 Months Ended	12 Months Ended
	Apr. 30, 2018	Dec. 31, 2022 EquityInstruments $ / shares	Dec. 31, 2021 EquityInstruments $ / shares	Dec. 31, 2020 EquityInstruments $ / shares
Share-based payments
Vesting period	5 years	5 years
Exercise price | $ / shares		$ 33.80	$ 32.23	$ 9.74
Shares available to be exercised | EquityInstruments		5,945,417	4,589,726	5,233,693